PROPERTY, PLANT AND EQUIPMENT (Details 1) - Assets Leased to Others [Member] - Building [Member] - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Property Subject to or Available for Operating Lease [Line Items]
Buildings leased to others - at original cost	$ 14,255	$ 13,925
Less: accumulated depreciation	(4,714)	(4,261)
Buildings leased to others - net	$ 9,541	$ 9,664